Consolidated shareholders’ equity - Summary of Repurchases Program (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share repurchase 2019 program
Disclosure of classes of share capital [line items]
Number of shares (in shares)	0
Value	€ 0
Share repurchase 2018 program
Disclosure of classes of share capital [line items]
Number of shares (in shares)	147,793	6,884,792
Value	€ 12	€ 501
Share repurchase 2017 program
Disclosure of classes of share capital [line items]
Number of shares (in shares)		8,489,873	8,428,935
Value		€ 602	€ 702
Share repurchase 2016 program
Disclosure of classes of share capital [line items]
Number of shares (in shares)			18,426,601
Value			€ 1,453